Description of Business (Details) $ / shares in Units, $ in Millions	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Jun. 30, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 16, 2013	Nov. 01, 2013
Entity Number of Employees	25,500									25,500	25,500
Sales	$ 788	$ 793	$ 503	$ 502	$ 465	$ 396	$ 435	$ 428			$ 2,586	$ 1,724	$ 1,625
Electronics business of Johnson Controls [Member]
Business Acquisition, Effective Date of Acquisition											Jul. 01, 2014
Business Combination, Consideration Transferred											$ 297
Sales										$ 665
Halla Visteon Climate Control [Member]
Investment in consolidated subsidiary	$ 800									$ 800	800
YFVE [Member]
Business Combination, Consideration Transferred					$ 58
Business Acquisition, Percentage of Voting Interests Acquired															11.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage															40.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Including Subsequent Acquisition, Percentage					51.00%							51.00%			51.00%
Sales											$ 344
Yanfeng [Member]
Equity Method Investment, Ownership Percentage														50.00%
HVCC [Member]
Entity Number of Employees	14,000									14,000	14,000
Subsequent Event [Member] | Korea (South), Won
Business Divestiture, Per Share Price | $ / shares									$ 52,000
Subsequent Event [Member] | HVCC [Member]
Proceeds from Divestiture of Businesses									$ 3,400